Cover	6 Months Ended
Jun. 30, 2023
Cover [Abstract]
Document Type	S-4/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 2
Entity Registrant Name	OCEANTECH ACQUISITIONS I CORP.
Entity Central Index Key	0001846809
Entity Tax Identification Number	85-2122558
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	515 Madison Avenue
Entity Address, Address Line Two	Suite 8133
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	929
Local Phone Number	412-1272
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false